Remuneration of auditors (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Remuneration of auditors [Abstract]
Audit or review of the group financial statements	$ 180,000	$ 261,040
Audit of subsidiaries	132,000	0
Total audit services	$ 312,000	$ 261,040